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December 15, 2004

VIA EDGAR

The United States Securities
and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Subject: GE Life and Annuity Assurance Company
         GE Life & Annuity Separate Account II
         SEC File No. 333-41031
         CIK No. 0000804286

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the "Company") and GE Life & Annuity Separate Account II (the "Separate Account"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 26, 2004. Further, we certify that the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective June 4, 2004.

Please contact the undersigned at (804) 289-3545 with any questions regarding this filing.

Sincerely,


/s/ Michael D. Pappas
-------------------------------------
Michael D. Pappas
Associate General Counsel
GE Life and Annuity Assurance Company